Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Line Items]
Cash Equivalents, at Carrying Value	$ 20,169,373	$ 22,466,716
Finite-Lived Patents, Gross	1,439,820
Finite-Lived Intangible Assets, Amortization Method	straight-line basis
Finite-Lived Intangible Asset, Useful Life	17 years
Finite-Lived Intangible Assets, Accumulated Amortization	1,407,584	1,321,151
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	86,000	86,000
Finite-Lived Intangible Assets, Amortization Expense, Year Two	32,236
Cash and cash equivalents	$ 22,134,451	$ 22,676,668	$ 23,376,400